PERSONNEL, SOCIAL CHARGES AND BENEFITS	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
PERSONNEL, SOCIAL CHARGES AND BENEFITS	PERSONNEL, SOCIAL CHARGES AND BENEFITS
a)Accounting policy
Salaries, remunerations and profit sharing are negotiated in collective bargaining agreements, with the corresponding social charges and contributions added by the accrual basis. The profit-sharing program for employees is based on the Company's operating and financial goals, and a provision is recognized when the assumptions for its accounting are satisfied.
Personnel costs and expenses, social charges and benefits are recorded as cost of services provided, commercial expenses or general and administrative expenses (Note 26).
b)Breakdown

	12.31.2023	12.31.2022
Social charges and benefits	564,001	497,568
Profit sharing	513,862	483,548
Share-based payment plans (Note 30)	154,689	77,175
Salaries and wages	31,897	39,035
Other	20,885	—
Total	1,285,334	1,097,326

Current	1,204,183	1,035,652
Non-current	81,151	61,674